Investments in associates	12 Months Ended
Dec. 31, 2017
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Investments in associates
8.	Investments in associates

Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Mechel Somani Carbon (Mining segment)	51%	51%	0	—
TPTU (Mining segment)	40%	40%	183	175
TRMZ (Mining segment)	25%	25%	100	90

Total investments in associates			283	265

Mechel Somani Carbon Private Limited shares are owned by Mechel Carbon AG. The core business is distribution of metallurgical coals in the Indian market. Despite the ownership of 51% of Mechel Somani Carbon shares the Group cannot exercise control over the company. As of December 31, 2017 and 2016, the Group recognized a provision of RUB 42 million for this investment.

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services both to the Group’s subsidiaries and third parties.

TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC. TRMZ provides repair services to the Group’s subsidiaries.

The following table shows movements in the investments in associates:

	Mechel Somani Carbon Private Limited (Mining segment)	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2014	39	155	80	274
Share of (loss) profit	(5)	2	3	—
Exchange differences	10	—	—	10

December 31, 2015	44	157	83	284
Share of profit	—	18	7	25
Provision for impairment of investments	(42)	—	—	(42)
Exchange differences	(2)	—	—	(2)

December 31, 2016	—	175	90	265
Share of profit	0	9	9	18
December 31, 2017	0	184	99	283